Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table presents a summary of fees paid and costs reimbursed to the Manager in connection with providing services to the Company that are included on the consolidated statements of operations:

	Three Months Ended March 31,
	2022	2021
Origination and extension fee expense (1)(2)	$686,365	$345,384
Asset management fee	1,488,095	1,156,543
Asset servicing fee	349,329	273,207
Operating expenses reimbursed to Manager	1,928,563	1,342,758
Disposition fee (3)	—	250,988

Total	$4,452,352	$3,368,880

(1)	Origination and extension fee expense is generally offset with origination and extension fee income. Any excess is deferred and amortized to interest income over the term of the loan.
(2)
Amount for the three months ended March 31, 2022 excluded $0.2 million of origination fee paid to the Manager in connection with the Company’s equity investment in an unconsolidated investment. This origination fee was capitalized to the carrying value of the unconsolidated investment as a transaction cost.

(3)	Disposition fee is generally offset with exit fee income and included in interest income on the consolidated statements of operations.
The table below lists the participation interests purchased by the Company pursuant to participation agreements as of March 31, 2022 and December 31, 2021.

	March 31, 2022
	Participating Interests	Principal Balance	Carrying Value
Hillsborough Owners LLC (1)	30.00%	$5,444,696	$5,458,850
UNJ Sole Member, LLC (2)	40.80%	7,444,357	7,478,454

		$12,889,053	$12,937,304

	December 31, 2021
	Participating Interests	Principal Balance	Carrying Value
Hillsborough Owners LLC (1)	30.00%	$4,863,009	$4,866,542
UNJ Sole Member, LLC (2)	40.80%	7,444,357	7,477,190

		$12,307,366	$12,343,732

(1)	The loan is held in the name of Terra Income Fund 6, Inc., an affiliated fund advised by Terra Income Advisors, LLC, an affiliate of the Company’s sponsor and Manager.
(2)	The loan is held in the name of Mavik Real Estate Special Opportunities Fund REIT, LLC, a related-party REIT managed by the Manager.
The following tables summarize the loans that were subject to participation agreements with affiliated entities and third-parties as of March 31, 2022 and December 31, 2021:

	Principal Balance	Carrying Value	Transfers Treated as Obligations Under Participation Agreements as of March 31, 2022
			% Transferred	Principal Balance	Carrying Value
370 Lex Part Deux, LLC (1)	$60,583,057	$60,583,057	35.00%	$21,204,070	$21,204,068
Post Brothers Holdings LLC (1)	21,000,000	21,670,442	71.43%	15,000,000	15,478,888
RS JZ Driggs, LLC (1)	16,933,491	17,099,374	50.00%	8,469,911	8,552,884
William A. Shopoff & Cindy I. Shopoff (1)	25,000,000	25,214,933	52.95%	13,237,500	13,351,308

	$123,516,548	$124,567,806		$57,911,481	$58,587,148

	Principal Balance	Carrying Value	Transfers Treated as Obligations Under Participation Agreements as of December 31, 2021
			% Transferred	Principal Balance	Carrying Value
370 Lex Part Deux, LLC (1)	$60,012,639	$60,012,639	35.00%	$21,004,424	$21,004,423
RS JZ Driggs, LLC (1)	15,606,409	15,754,641	50.00%	7,806,370	7,880,516
William A. Shopoff & Cindy I. Shopoff (1)	25,000,000	25,206,964	52.95%	13,237,500	13,347,088

	$100,619,048	$100,974,244		$42,048,294	$42,232,027

(1)	Participant is Terra Income Fund 6, Inc.
The following table summarizes the loan that was transferred to a third-party that was accounted for as secured borrowing as of March 31, 2022 and December 31, 2021:

	Principal Balance	Carrying Value	Transfers Treated as Secured Borrowing as of March 31, 2022
			% Transferred	Principal Balance	Carrying Value
Windy Hill PV Five CM, LLC	$54,078,939	$54,416,729	69.11%	$37,371,625	$37,503,542

	$54,078,939	$54,416,729		$37,371,625	$37,503,542

	Principal Balance	Carrying Value	Transfers Treated as Secured Borrowing as of December 31, 2021
			% Transferred	Principal Balance	Carrying Value
Windy Hill PV Five CM, LLC	$49,954,068	$50,264,568	69.11%	$34,521,104	$34,586,129

	$49,954,068	$50,264,568		$34,521,104	$34,586,129

The following table presents a summary of fees paid and costs reimbursed to the Manager in connection with providing services to the Company that are included on the consolidated statements of operations:

	Years Ended December 31,
	2021	2020
Origination and extension fee expense (1)(2)	$2,729,598	$1,383,960
Asset management fee	5,134,149	4,480,706
Asset servicing fee	1,181,924	1,008,256
Operating expenses reimbursed to Manager	6,916,371	6,041,075
Disposition fee (3)	1,006,302	504,611

Total	$16,968,344	$13,418,608

(1)	Origination and extension fee expense is generally offset with origination and extension fee income. Any excess is deferred and amortized to interest income over the term of the loan.
(2)
Amount for the years ended December 31, 2021 and 2020 excluded $0.3 million and $0.5 million of origination fee, respectively, paid to the Manager in connection with the Company’s equity investment in unconsolidated investments. These origination fees were capitalized to the carrying value of the unconsolidated investments as transaction costs.

(3)	Disposition fee is generally offset with exit fee income and included in interest income on the consolidated statements of operations.
The table below lists the participation interests purchased by the Company pursuant to participation agreements as of December 31, 2021 and 2020.

	December 31, 2021
	Participating Interests	Principal Balance	Carrying Value
Hillsborough Owners LLC (1)	30.00%	$4,863,009	$4,866,542
UNJ Sole Member, LLC (2)	40.80%	7,444,357	7,477,190

		$12,307,366	$12,343,732

	December 31, 2020
	Participating Interests	Principal Balance	Carrying Value
LD Milpitas Mezz, LP (3)	25.00%	$4,250,000	$4,294,053

(1)	The loan is held in the name of Terra Income Fund 6, Inc. (“Terra Fund 6”), an affiliated fund advised by Terra Income Advisors, LLC, an affiliate of the Company’s sponsor and Manager.
(2)	The loan is held in the name of Mavik Real Estate Special Opportunities Fund REIT, LLC, a related-party REIT managed by the Manager.
(3)
On June 27, 2018, the Company entered into a participation agreement with Terra Fund 6 to purchase a 25% participation interest, or $4.3 million, in a $17.0 million mezzanine loan. This loan was repaid in full in May 2021.

The following tables summarize the loans that were subject to participation agreements with affiliated entities and third-parties as of December 31, 2021 and 2020:

	Principal Balance	Carrying Value	Transfers Treated as Obligations Under Participation Agreements as of December 31, 2021
			% Transferred	Principal Balance	Carrying Value
370 Lex Part Deux, LLC (1)	$60,012,639	$60,012,639	35.00%	$21,004,424	$21,004,423
RS JZ Driggs, LLC (1)	15,606,409	15,754,641	50.00%	7,806,370	7,880,516
William A. Shopoff & Cindy I. Shopoff (1)	25,000,000	25,206,964	52.95%	13,237,500	13,347,088

	$100,619,048	$100,974,244		$42,048,294	$42,232,027

	Principal Balance	Carrying Value	Transfers Treated as Obligations Under Participation Agreements as of December 31, 2020
			% Transferred	Principal Balance	Carrying Value
14th & Alice Street Owner, LLC (2)(3)(4)	$32,625,912	$32,877,544	80.00%	$26,100,729	$26,211,548
370 Lex Part Deux, LLC (1)	53,874,507	53,912,363	35.00%	18,856,078	18,856,077
City Gardens 333 LLC (1)(4)	28,303,628	28,307,408	14.00%	3,962,509	3,963,010
Orange Grove Property Investors, LLC (1)(4)	10,600,000	10,701,924	80.00%	8,480,000	8,561,523
RS JZ Driggs, LLC (1)	8,544,513	8,629,929	50.00%	4,272,257	4,314,965
Stonewall Station Mezz LLC (1)(4)	10,442,567	10,537,512	44.00%	4,594,730	4,635,937
The Bristol at Southport, LLC (2)(4)	23,500,000	23,682,536	21.28%	5,000,000	5,038,837

	$167,891,127	$168,649,216		$71,266,303	$71,581,897

(1)	Participant is Terra Fund 6.
(2)	Participant is a third-party.
(3)	The participation interest was transferred to an affiliate and/or a third-party pursuant to a participation agreement in the second quarter of 2021.
(4)	The obligation under participation agreement was repaid in 2021.
The following table summarizes the loan that was transferred to a third-party that was accounted for as secured borrowing as of December 31, 2021 and 2020:

	Principal Balance	Carrying Value	Transfers Treated as Secured Borrowing as of December 31, 2021
			% Transferred	Principal Balance	Carrying Value
Windy Hill PV Five CM, LLC	$49,954,068	$50,264,568	69.11%	$34,521,104	$34,586,129

	$49,954,068	$50,264,568		$34,521,104	$34,586,129

	Principal Balance	Carrying Value	Transfers Treated as Secured Borrowing as of December 31, 2020
			% Transferred	Principal Balance	Carrying Value
Windy Hill PV Five CM, LLC	$26,454,910	$26,407,494	69.11%	$18,281,848	$18,187,663

	$26,454,910	$26,407,494		$18,281,848	$18,187,663